Non-Cash Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Non-monetary transactions
Below is a detail of the transactions that did not involve cash flow movements in each fiscal year of acquisition:

	2019	2018	2017
- Acquisitions of property, plant and equipment financed with trade payables	3,040,096	1,237,171	—
- Right of use assets	488,263	—	—
- Acquisition of 2.36% of interest in Cofesur S.A.U.	—	—	80,480
- Acquisition of interest in Yguazú Cementos S.A. cancelled with the settlement of loans with InterCement Brasil S.A.	—	—	221,638
- Settlement of account payable for purchases to InterCement Brasil S.A. with other receivables	—	—	79,342